long-term debt (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities		$ 18,451		$ 16,813
Lease liabilities		1,837		1,661
Long-term debt		20,288		18,474
Current liabilities		1,432		1,332
Non-current		18,856		17,142
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities		15,021		14,479
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities		731		1,015
Long-term debt	$ 574	731	$ 781	1,015
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities		622		621
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities		1,804		431
Other
Details of long-term debt
Long-term debt excluding Lease liabilities		$ 273		$ 267